UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.37%
Activities Related to Credit Intermediation - 4.62%
FleetCor Technologies, Inc. (a)	93,098	$11,337,474
QIWI, PLC - ADR	45,093	2,109,451
		13,446,925
Automobile Dealers - 0.72%
Lithia Motors, Inc. (a)	31,561	2,085,551
Building Material and Supplies Dealers - 0.92%
Lumber Liquidators Holdings, Inc. (a)	26,576	2,675,938
Business Support Systems - 3.84%
Alliance Data Systems Corp. (a)	46,144	11,178,845
Cable and Other Subscription Programming - 3.11%
Discovery Communications, Inc. (a)	103,583	9,039,688
Commercial and Service Industry Machinery Manufacturing - 1.82%
Middleby Corp. (a)	23,978	5,295,302
Computer Systems Design and Related Services - 0.87%
SPS Commerce, Inc. (a)	38,467	2,529,975
Depository Credit Intermediation - 0.74%
First Republic Bank	42,401	2,166,691
Electronic Shopping and Mail-Order Houses - 3.94%
Amazon.com, Inc. (a)	29,144	11,471,661
Full-Service Restaurants - 3.09%
AFC Enterprises, Inc. (a)	48,342	2,107,228
Chipotle Mexican Grill, Inc. (a)	13,165	6,896,617
		9,003,845
Legal Services - 3.86%
Mastercard, Inc.	14,751	11,222,708
Management, Scientific, and Technical Consulting Services - 5.97%
Salesforce.com, Inc. (a)	92,007	4,792,645
Workday, Inc. (a)	152,846	12,586,868
		17,379,513
Manufacturing and Reproducing Magnetic and Optical Media - 2.19%
Guidewire Software, Inc. (a)	133,409	6,367,612
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.03%
LKQ Corp. (a)	178,303	5,910,744
Office Administrative Services - 1.98%
Gartner, Inc. (a)	89,354	5,776,736
Oil and Gas Extraction - 5.38%
Cabot Oil & Gas Corp.	242,696	8,360,877
Continental Resources, Inc. (a)	67,880	7,297,779
		15,658,656
Other Fabricated Metal Product Manufacturing - 3.48%
B/E Aerospace, Inc. (a)	116,330	10,120,710
Other Financial Investment Activities - 4.80%
Financial Engines, Inc.	153,536	10,402,064
Virtus Investment Partners, Inc. (a)	17,199	3,573,952
		13,976,016
Other General Merchandise Stores - 4.76%
Tractor Supply Co. (a)	189,058	13,840,936
Other Information Services - 5.22%
Google, Inc. (a)	2,919	3,092,943
LinkedIn Corp. (a)	46,523	10,422,548
Yelp, Inc. (a)	27,755	1,684,451
		15,199,942
Other Telecommunications - 2.57%
SBA Communications Corp. (a)	87,814	7,479,118
Pharmaceutical and Medicine Manufacturing - 9.87%
Celgene Corp. (a)	70,082	11,337,165
Gilead Sciences, Inc. (a)	141,762	10,605,215
Regeneron Pharmaceuticals, Inc. (a)	23,059	6,776,118
Tandem Diabetes Care, Inc. (a)	1,000	22,010
		28,740,508

Rail Transportation - 3.62%
Kansas City Southern		87,108	10,541,810
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.49%
Acadia Healthcare Co., Inc. (a)		156,966	7,251,829
Restaurants and Other Eating Places - 3.26%
Dunkin' Brands Group, Inc.		77,559	3,798,840
Starbucks Corp.		69,747	5,681,590
			9,480,430
Scheduled Air Transportation - 1.24%
Copa Holdings SA (b)		23,829	3,608,187
Securities and Commodity Contracts Intermediation and Brokerage - 3.22%
Affiliated Managers Group, Inc. (a)		20,571	4,119,343
MarketAxess Holdings, Inc. (a)		74,479	5,241,087
			9,360,430
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.75%
Ecolab, Inc.		20,282	2,173,622
Software Publishers - 1.66%
Multimedia Games Holding Co., Inc. (a)		10,000	290,000
Textura Corp. (a)		51,777	1,753,169
Tyler Technologies, Inc. (a)		27,259	2,797,046
			4,840,215
Travel Arrangement and Reservation Services - 0.84%
TripAdvisor, Inc. (a)		27,723	2,448,496
Traveler Accommodation - 2.31%
Melco Crown Entertainment, Ltd. - ADR (a)		188,984	6,725,941
Waste Treatment and Disposal - 2.20%
Stericycle, Inc. (a)		54,413	6,392,439
TOTAL COMMON STOCKS (Cost $192,115,073)			283,391,019

SHORT-TERM INVESTMENTS - 1.22%
Money Market Fund - 1.22%
Fidelity Institutional Money Market Portfolio		3,547,896	3,547,896
TOTAL SHORT-TERM INVESTMENTS (Cost $3,547,896)			3,547,896

Total Investments (Cost $195,662,969) - 98.59%			286,938,915
Other Assets in Excess of Liabilities - 1.41%			4,117,208
TOTAL NET ASSETS - 100.00%			$291,056,123

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.73%
Activities Related to Real Estate - 2.14%
Brookfield Asset Management, Inc. (a)	105,088	$4,081,618
Aerospace Product and Parts Manufacturing - 3.43%
Boeing Co.	48,738	6,543,077
Agencies, Brokerages, and Other Insurance Related Activities - 1.56%
Arthur J Gallager & Co.	64,084	2,982,469
Amusement Parks and Arcades - 0.75%
Six Flags Entertainment Corp.	38,180	1,420,678
Basic Chemical Manufacturing - 1.20%
Praxair, Inc.	18,169	2,294,018
Building Material and Supplies Dealers - 4.52%
Home Depot, Inc.	106,806	8,616,040
Cable and Other Subscription Programming - 3.34%
Comcast Corp.	127,554	6,361,118
Computer Systems Design and Related Services - 1.90%
Accenture PLC (a)	46,651	3,614,053
Depository Credit Intermediation - 3.39%
JPMorgan Chase & Co.	69,977	4,004,084
Wells Fargo & Co.	55,834	2,457,813
		6,461,897
Electric Power Generation, Transmission and Distribution - 3.11%
ITC Holdings Corp.	65,434	5,920,468
Electronics and Appliance Stores - 0.67%
Gamestop Corp.	26,272	1,267,624
Gambling Industries - 3.83%
Wynn Resorts, Ltd	44,073	7,310,388
Health and Personal Care Stores - 5.27%
Walgreen Co.	169,908	10,058,554
Household Appliance Manufacturing - 2.64%
Dover Corp.	55,367	5,024,002
Insurance Carriers - 2.06%
Wellpoint, Inc. (b)	42,231	3,922,415
Local Messengers and Local Delivery - 2.91%
United Parcel Service, Inc.	54,140	5,542,853
Motion Picture and Video Industries - 3.30%
Time Warner, Inc.	95,757	6,292,192
Motor Vehicle Body and Trailer Manufacturing - 1.67%
Polaris Industries, Inc.	23,817	3,178,855
Navigational , Measuring, Electromedical and Co.- 1.18%
Rockwell Automation, Inc.	19,765	2,244,909
Nondepository Credit Intermediation - 3.48%
Ameriprise Financial, Inc.	61,260	6,631,395
Oil and Gas Extraction - 1.60%
Enterprise Products Partners LP	48,370	3,045,859
Other Financial Investment Activities - 6.91%
Apollo Global Management, LLC	209,807	6,334,073
Artisan Partners Asset Management, Inc.	110,735	6,834,564
		13,168,637
Other Investment Pools and Funds - 3.58%
Macquarie Infrastructure Co. LLC	125,098	6,821,594
Other Pipeline Transportation - 0.99%
Plains All American Pipeline LP	36,707	1,892,980
Petroleum and Petroleum Products Merchant Wholesale - 2.26%
Magellan Midstream Partners LP	69,363	4,310,217
Printing and Related Support Activities - 2.46%
Avery Dennison Corp.	95,757	4,682,517
Rail Transportation - 4.45%
Union Pacific Corp.	52,298	8,474,368
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 3.25%
LyondellBasell Industries NV (a)	80,166	6,187,212
Scheduled Air Transportation - 3.40%
Copa Holdings SA (a)	42,845	6,487,590
Securities and Commodity Contracts Intermediation and Brokerage - 3.65%
T Rowe Price Group, Inc.	86,550	6,963,813

Securities and Commodity Exchanges - 1.64%
CBOE Holdings, Inc.	59,664	3,119,234
Semiconductor and Other Electronic Component Manufacturing - 2.25%
Microchip Technology, Inc.	99,195	4,294,152
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.19%
Tupperware Brands Corp.	45,792	4,182,641
Support Activities for Mining - 2.85%
Seadrill, Ltd. (a)	127,308	5,437,325
Tobacco Manufacturing - 3.91%
Lorillard, Inc.	96,985	4,978,239
Philip Morris International, Inc.	28,850	2,467,829
		7,446,068
Wholesale Electronic Markets and Agents and Brokers - 3.99%
Genuine Parts Co.	41,372	3,427,256
KAR Auction Services, Inc.	151,370	4,176,299
		7,603,555
TOTAL COMMON STOCKS (Cost $172,118,260)		193,886,385

REAL ESTATE INVESTMENT TRUSTS - 1.80%
American Tower Corp.	44,196	3,437,123
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,849,424)		3,437,123

SHORT-TERM INVESTMENTS - 1.77%
Money Market Fund - 1.77%
Fidelity Institutional Money Market Portfolio	3,366,290	3,366,290
TOTAL SHORT-TERM INVESTMENTS (Cost $3,366,290)		3,366,290

Total Investments (Cost $178,333,974) - 105.30%		200,689,798
Liabilities in Excess of Other Assets - (5.30)%		(10,102,590)
TOTAL NET ASSETS - 100.00%		$190,587,208

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b) Non-income producing security.

Geneva Advisors International Growth Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.01%
Bermuda - 6.49%
Invesco Ltd. (b)	6,084	$212,027
Lazard Ltd. (b)	15,600	650,988
Seadrill, Ltd. (b)	6,698	286,072
Signet Jewelers, Ltd. (b)	6,892	529,581
		1,678,668
Canada - 11.38%
Canadian National Railway, Co. (b)	9,889	1,112,513
Imax Corp. (a)(b)	16,728	515,724
Lions Gate Entertainment Corp. (a)(b)	19,775	625,681
Points International, Ltd. (a)(b)	26,476	691,288
		2,945,206
Cayman Islands - 8.55%
Baidu, Inc. - ADR (a)	5,147	857,336
Melco Crown Entertainment, Ltd. - ADR (a)	38,092	1,355,694
		2,213,030
Cyprus - 2.52%
QIWI, PLC - ADR	13,961	653,096

India - 0.96%
HDFC Bank Ltd. - ADR	7,512	249,248

Ireland - 8.10%
Accenture PLC (b)	9,368	725,739
Covidien PLC (b)	3,490	238,227
ICON, PLC (a)	13,863	528,735
Trinity Biotech, PLC - ADR (a)	23,585	604,484
		2,097,185
Israel - 2.41%
Caesarstone Sdot-Yam, Ltd (b)	12,700	624,205

Italy - 2.42%
Luxottica Group SpA - ADR (a)	11,951	625,037

Luxembourg - 0.78%
Altisource Portfolio Solutions SA (a)	1,252	201,547

Mexico - 1.71%
Grupo Televisa SAB - ADR	14,472	441,541

Netherlands - 14.40%
Chicago Bridge & Iron Co NV (b)	14,578	1,117,841
Core Laboratories NV (b)	6,578	1,198,117
LyondellBasell Industries NV (b)	7,809	602,699
Yandex NV (a)(b)	20,201	802,990
		3,721,647
Panama - 4.88%
Copa Holdings SA (b)	8,338	1,262,540

Puerto Rico - 1.55%
EVERTEC, Inc. (b)	18,207	401,828

Spain - 4.01%
Grifols SA - ADR	30,225	1,037,775

Switzerland - 7.03%
ABB, Ltd. - ADR	33,192	848,056
ACE Ltd (b)	9,448	971,065
		1,819,121

United Kingdom - 4.78%
ARM Holdings PLC - ADR		24,784	1,236,721
			1,236,721
United States - 12.51%
Euronet Worldwide, Inc. (a)		13,855	671,275
Lululemon Athletica, Inc. (a)		7,386	514,952
Mead Johnson Nutrition, Co.		9,536	805,887
MercadoLibre, Inc.		7,932	878,153
Nu Skin Enterprises, Inc.		2,838	362,810
			3,233,077
Virgin Islands (UK) - 2.53%
Michael Kors Holdings, Ltd. (a)(b)		8,020	654,031

TOTAL COMMON STOCKS (Cost $22,996,723)			25,095,503

SHORT-TERM INVESTMENTS - 3.28%
Money Market Fund - 3.28%
Fidelity Institutional Money Market Portfolio		849,698	849,698
TOTAL SHORT-TERM INVESTMENTS (Cost $849,698)			849,698

Total Investments (Cost $23,846,421) - 100.29%			25,945,201
Liabilities in Excess of Other Assets - (0.29)%			(75,137)
TOTAL NET ASSETS - 100.00%			$25,870,064

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
November 30, 2013 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2013 for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund and the Geneva Advisors International Growth Fund ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund
Cost of Investments	$195,662,969	$178,333,974	$23,846,421
Gross unrealized appreciation	$92,234,589	$23,478,401	$2,409,211
Gross unrealized depreciation	(958,643)	(1,122,577)	(310,431)
Net unrealized appreciation (depreciation)	$91,275,946	$22,355,824	$2,098,780

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Geneva Advisors Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$283,391,019	$-	$-	$283,391,019
Total Equity	283,391,019	-	-	283,391,019

Short-Term Investments	-	3,547,896	-	3,547,896

Total Investment in Securities	$283,391,019	$3,547,896	$-	$286,938,915

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$193,886,385	$-	$-	$193,886,385
Real Estate Investment Trusts	3,437,123	-	-	3,437,123
Total Equity	197,323,508	-	-	197,323,508

Short-Term Investments	-	3,366,290	-	3,366,290

Total Investment in Securities	$197,323,508	$3,366,290	$-	$200,689,798

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$25,095,503	$-	$-	$25,095,503
Total Equity	25,095,503	-	-	25,095,503

Short-Term Investments	-	849,698	-	849,698

Total Investment in Securities	$25,095,503	$849,698	$-	$25,945,201

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended November 30, 2013. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended November 30, 2013, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date      1/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date      1/22/14

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date      1/22/14

* Print the name and title of each signing officer under his or her signature.